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                                                       -------------------------
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                                                       hours per response:  5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-3443
      -------------------------------------------------------------------------



                                AIM Summit Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)



   Robert H. Graham   11 Greenway Plaza,  Suite 100  Houston, Texas  77046
-------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code:      (713) 626-1919
                                                   ----------------------------



Date of fiscal year end:          10/31
                        ------------------------



Date of reporting period:        04/30/04
                         -----------------------

                                                                 AIM SUMMIT FUND
                              Semiannual Report to Shareholders o April 30, 2004

                                  [COVER IMAGE]





YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                               --Servicemark--

==================================================================================================================================
AIM SUMMIT FUND SEEKS GROWTH OF CAPITAL.
==================================================================================================================================

o Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

Shares of AIM Summit Fund are made           with higher price/book ratios and higher     OTHER INFORMATION
available through AIM Summit Investors       forecasted growth values. The unmanaged      o Bloomberg, Inc. is a well-known
Plans I and AIM Summit Investors Plans       Russell 1000 --Registered Trademark--        independent financial research and
II ("Plans I" and "Plans II"), periodic      Index represents the performance of the      reporting firm.
payment plans that call for fixed            stocks of large-capitalization
monthly investments for 15 years.            companies. The Value segment measures        o The returns shown in the Management's
Shareholders have the option to make         the performance of Russell 1000              Discussion of Fund Performance are based
additional monthly payments for up to 25     companies with lower price/book ratios       on net asset values calculated for
years. The sales charge is based on          and lower forecasted growth values.          shareholder transactions. Generally
monthly investment amounts.                                                               accepted accounting principles require
                                             o The unmanaged Lipper Multi-Cap Growth      adjustments to be made to the net assets
PRINCIPAL RISKS OF INVESTING IN THE FUND     Fund Index represents an average of the      of the fund at period end for financial
o Dollar-cost averaging does not ensure      performance of the 30 largest                reporting purposes, and as such, the net
a profit and does not protect against        multi-capitalization growth funds            asset value for shareholder transactions
loss in declining markets. Since             tracked by Lipper, Inc., an independent      and the returns based on the net asset
dollar-cost averaging involves continued     mutual fund performance monitor.             values may differ from the net asset
investing regardless of fluctuating                                                       values and returns reported in the
securities prices, you should consider       o The unmanaged MSCI World Index is a        Financial Highlights.
your ability to continue purchasing          group of global securities tracked by
through periods of low price levels.         Morgan Stanley Capital International.        o Industry classifications used in this
                                                                                          report are generally according to the
o Investing in small and mid-size            o The unmanaged Standard & Poor's            Global Industry Classification Standard,
companies may involve greater risks not      Composite Index of 500 Stocks (the S&P       which was developed by and is the
associated with investing in more            500--Registered Trademark-- Index) is        exclusive property and a service mark of
established companies. Additionally,         an index of common stocks frequently         Morgan Stanley Capital International
small companies may have business risk,      used as a general measure of U.S. stock      Inc. and Standard & Poor's.
significant stock price fluctuations and     market performance.
illiquidity.                                                                              A description of the policies and
                                             o A direct investment cannot be made in      procedures that the fund uses to
ABOUT INDEXES USED IN THIS REPORT            an index. Unless otherwise indicated,        determine how to vote proxies relating
o The fund uses a custom index composed      index results include reinvested             to portfolio securities is available
of 67% Russell 3000 --Registered             dividends, and they do not reflect sales     without charge, upon request, by calling
Trademark-- Growth Index and 33% Russell     charges. Performance of an index of          800-959-4246, or by visiting
1000--Registered Trademark-- Value           funds reflects fund expenses;                AIMinvestments.com/summit.
Index. The unmanaged Russell 3000            performance of a market index does not.
--Registered Trademark-- Index is an
index of common stocks that measures         o The fund is not managed to track the
performance of the largest 3,000 U.S.        performance of any particular index,
companies based on market                    including the indexes defined here, and
capitalization. The Growth segment           consequently, the performance of the
measures the performance of Russell 3000     fund may deviate significantly from the
companies                                    performance of the indexes.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. READ IT CAREFULLY BEFORE YOU INVEST.

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:                           VISIT AIMINVESTMENTS.COM/SUMMIT FOR REGULATORY UPDATES
                                                                For the latest information about ongoing regulatory matters,
[PHOTO OF           For most of the six-month period covered    including proposed rules and regulations regarding the
ROBERT H.           by this report, major stock market          mutual fund industry, please visit
GRAHAM]             indexes delivered positive performance      AIMinvestments.com/summit. We continue to post updates as
                    as economies strengthened both here and     information becomes available.
ROBERT H. GRAHAM    abroad. In the United States, gross
                    domestic product steadily improved,             For information on how AIM Summit Fund performed and was
                    while overseas, economic recovery took      managed during the six months covered by this report, please
                    hold, especially in Asia. In March and      read your fund managers' discussion on the following pages.
                    April, however, markets lagged as           We hope you find it informative. More current information
                    concerns arose about geopolitical events    about AIM Summit Fund and your individual plan is available
                    and the possibility that the U.S.           at AIMinvestments.com/summit.
                    Federal Reserve may raise interest rates.
                                                                    As always, AIM is committed to building solutions for your
    Additionally, what's known as a sector rotation took place. investment goals, and we thank you for your continued
During much of 2003, the information technology sector was      participation in AIM Summit Investors Plans. If you have
the favorite of U.S. and foreign investors. The sector's        questions, please call 800-215-2218.
performance turned negative early in 2004, however, as
investors switched to more defensive sectors they tend to       Sincerely,
favor when conditions seem uncertain. For the last month of
the reporting period, only three sectors of the 10 in the       /s/ Robert H. Graham
S&P 500 Index produced positive returns, including health       Robert H. Graham
care and consumer staples. The third positive sector was        Chairman and President
energy, riding the wave of rising oil and gas prices. Stocks    May 26, 2004
in the MSCI World Index displayed a similar performance
pattern, reflecting the global nature of the rotation.

THE CASE FOR MUTUAL FUND INVESTING
A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

    The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations.
Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

HEALTH CARE HOLDINGS                                                                      30% in the fourth quarter of 2003. Also,
BOOST FUND PERFORMANCE                                                                    as of the close of the reporting period,
                                                                                          82% of companies in the S&P 500 Index
For the six-month reporting period ended         In its November 2003 "Beige Book"        had reported their first quarter 2004
April 30, 2004, AIM Summit Fund returned     report, the Federal Reserve (the Fed)        earnings; of them, almost 87% met or
6.86%, outperforming the S&P 500 Index,      stated that the economy continued to         exceeded expectations. Nonetheless,
which returned 6.27%, and the Lipper         expand. While reporting that the pace of     market volatility increased in March and
Multi-Cap Growth Fund Index, which           that expansion varied from region to         April as investors worried about rising
returned 4.04%. (Long-term performance       region, it said that improvements            energy prices, potential interest rate
for Plans I and Plans II shares are          appeared to be somewhat broadly based.       increases, and ongoing geopolitical
shown on page 4.) The fund also              It characterized residential real estate     uncertainty, including the war in Iraq.
outperformed its custom index of 67%         markets as strong, but commercial real
Russell 3000 Growth Index and 33%            estate markets as soft, and said that        YOUR FUND
Russell 1000 Value Index, which returned     labor markets had stabilized after a
5.45% for the reporting period. The          period of weakness. In its April 2004        Overall, we made no dramatic changes to
fund's outperformance was due in part to     report, the Fed reported that economic       the fund's portfolio over the six months
its slight overweight position in health     activity increased across the nation         ended April 30, 2004. Approximately
care and energy stocks, both of which        from mid-February to early April, with       two-thirds of the fund's net assets were
performed well over the reporting            growth in retail sales, manufacturing,       invested in growth stocks, and
period.                                      mining, energy, and tourism. Residential     approximately one-third of assets were
                                             real estate markets remained strong, and     invested in value stocks. For the
MARKET CONDITIONS                            commercial real estate markets remained      reporting period as a whole, the fund's
                                             weak. Throughout the reporting period,       growth holdings slightly outperformed
The U.S. economy and the U.S. stock          the Fed maintained the federal funds         its value holdings.
market showed signs of health for the        target rate at 1.00%.
six months ended April 30, 2004. The                                                          The fund was diversified across a
Commerce Department reported that U.S.           Reasons for positive stock market        number of sectors throughout the
gross domestic product, the broadest         performance included improving corporate     reporting period. Compared to its custom
measure of economic activity, expanded       earnings. According to Bloomberg,            index, it was overweight in consumer
at an annualized rate of 4.1% in the         earnings by companies included in the        discretionary, health care, energy, and
fourth quarter of 2003 and 4.4% in the       S&P 500 Index rose by an average of 20%      information technology stocks, and
first quarter of 2004.                       in the third quarter and almost              underweight in consumer staples and
                                                                                          financials stocks.

=================================================================================================================================
TOP 10 EQUITY HOLDINGS*                                          TOP 10 INDUSTRIES*

 1. Microsoft Corp.                             2.0%              1. Pharmaceuticals                             6.0%

 2. Pfizer Inc.                                 1.8               2. Systems Software                            5.6

 3. Tyco International Ltd. (Bermuda)           1.8               3. Communications Equipment                    4.6

 4. Computer Associates International, Inc.     1.6               4. Managed Health Care                         4.1

 5. Lowes Cos., Inc.                            1.4               5. Specialty Stores                            3.7

 6. Lehman Brothers Holdings Inc.               1.3               6. Investment Banking & Brokerage              3.5

 7. UnitedHealth Group Inc.                     1.3               7. Health Care Equipment                       3.5

 8. Kroger Co. (The)                            1.2               8. Aerospace & Defense                         3.0

 9. Interpublic Group of Cos., Inc. (The)       1.2               9. Semiconductors                              2.9

10. Cardinal Health, Inc.                       1.2              10. Industrial Conglomerates                    2.8

*Excludes money market fund holdings.
The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

=================================================================================================================================

    Our research and analysis led to         services, and plastics and adhesives.                            ROBERT J. LLOYD
strong stock selection; in fact, AIM         The stock fell sharply in 2002 when                              Mr. Lloyd, Chartered
Summit Fund outperformed its custom          corporate governance questions arose              [LLOYD         Financial Analyst,
index in six of the eight sectors in         about the firm. Since then, the company           PHOTO]         is a portfolio
which the fund was invested, lagging         has installed new officers and directors                         manager of AIM
only in consumer discretionary and           and has undertaken a restructuring and                           Summit Fund. He
telecommunication services stocks. We        divestiture program--actions which           joined AIM in 2000 and was named
were pleased to deliver index-beating        appear to be paying off. In its most         portfolio manager in 2001. He served
returns while maintaining the fund's         recent quarter, earnings grew more than      eight years in the U.S. Navy as a Naval
relatively low volatility and portfolio      sixfold from 2003 to 2004, and the           Flight Officer flying the S-3B Viking.
turnover rate.                               company continues to improve its             Mr. Lloyd received a B.B.A. from the
                                             financial balance sheet.                     University of Notre Dame and an M.B.A.
    The fund's health care holdings                                                       from the University of Chicago.
produced double-digit returns during the         Stocks hindering fund performance
reporting period, in part because many       included Novellus Systems, a company                             BRET W. STANLEY
HMO stocks rallied on improving              that builds manufacturing equipment. The                         Mr. Stanley,
employment news and successful cost          company announced weaker-than-expected            [STANLEY       Chartered Financial
cutting measures. Meanwhile, information     new orders during the period.                      PHOTO]        Analyst, is a senior
technology was the only sector to                                                                             portfolio manager of
deliver negative returns for the             IN CLOSING                                                       AIM Summit Fund. He
reporting period; investors sold off                                                      began his investment career in 1988 and
such stocks even as many technology          We were pleased that for the six months      joined AIM in 1998. Mr. Stanley received
companies announced relatively strong        ended April 30, 2004, AIM Summit Fund        a B.B.A. in finance from The University
first quarter earnings. Our underweight      provided positive total returns. As          of Texas at Austin and an M.S. in
position in financials stocks benefited      always, we appreciate your continued         finance from the University of Houston.
fund performance; many financials stocks     participation in AIM Summit Investors
were hurt by inflation fears and             Plans.                                                           KENNETH A. ZSCHAPPEL
concerns that a hike in the federal                                                                           Mr. Zschappel is a
funds target rate might be announced               See important fund and index                [ZSCHAPPEL     senior portfolio
sooner, rather than later.                       disclosures inside front cover.                 PHOTO]       manager of AIM
                                                                                                              Summit Fund. He
    The top contributor to fund                                                                               joined AIM in 1990;
performance for the reporting period,                                                     in 1992, he became a portfolio analyst
Tyco, operates in five major business                                                     for equity securities, specializing in
lines: fire and security, electronics,                                                    technology and health care. He was
health care, engineered products and                                                      elected an investment officer of AIM
                                                                                          Capital Management in 1995. Mr.
                                                                                          Zschappel received a B.A. in political
                                                                                          science from Baylor University.

                                                                                          Assisted by the Basic Value and
                                                                                          Multi-Cap Growth Teams.

========================================================================================
FUND VS. INDEXES

TOTAL RETURNS, 10/31/03-4/30/04, EXCLUDING APPLICABLE
FRONT-END OR CONTINGENT DEFERRED SALES CHARGES. IF SALES
CHARGES WERE INCLUDED, RETURNS WOULD BE LOWER.

AIM SUMMIT FUND                                                      6.86%

S&P 500 INDEX (BROAD MARKET INDEX)                                   6.27

67% RUSSELL 3000 GROWTH INDEX /
33% RUSSELL 1000 VALUE INDEX (STYLE-SPECIFIC INDEX)                  5.45

LIPPER MULTI-CAP GROWTH FUND INDEX (PEER GROUP INDEX)                4.04

Source: Lipper, Inc

TOTAL NUMBER OF HOLDINGS*                                             150

TOTAL NET ASSETS                                            $2.06 billion                     [RIGHT ARROW GRAPHIC]
========================================================================================
                                                                                               FOR A PRESENTATION OF YOUR FUND'S
                                                                                               LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                               TURN THE PAGE.

LONG-TERM PERFORMANCE

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your fund's and plan's long-term performance record for periods ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for periods ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS                     Shares of AIM Summit Fund are sold
As of 4/30/04                                As of 3/31/04                                to the Summit Investors Plans (Plans I
                                             PLANS I SHARES                               and Plans II) without the imposition of
PLANS I SHARES                               (INCLUDING MAXIMUM 8.50% FRONT-END           any front-end sales charges. When sales
(INCLUDING MAXIMUM 8.50% FRONT-END           SALES CHARGE)                                charges are figured into the performance
SALES CHARGE)                                Inception (11/1/82)        9.78%             of a Plans I investment, the maximum
Inception (11/1/82)         9.60%              10 Years                 7.56              8.50% sales charge is deducted. The
  10 Years                  7.18                5 Years                -6.78              8.50% sales charge is what a Plans I
   5 Years                 -7.76                1 Year                 29.95              investor would pay over the life of a
   1 Year                  18.74                                                          15-year investment plan for the smallest
                                             PLANS II SHARES                              plan size, $50 per month; larger plans
PLANS II SHARES                              (INCLUDING MAXIMUM 3.33% FRONT-END           carry lower sales charges as outlined in
(INCLUDING MAXIMUM 3.33% FRONT-END           SALES CHARGE)                                the prospectus. (Plans I was closed to
SALES CHARGE)                                Inception (7/19/99)        -8.03%            new investors 8/16/99.) When sales
Inception (7/19/99)        -8.46%               1 Year                  37.18             charges are figured into the performance
   1 Year                  25.42                                                          of a Plans II investment, the maximum
                                             AIM SUMMIT FUND                              3.33% sales charge is deducted. (The
AIM SUMMIT FUND                              Inception (11/1/82)        10.23%            3.33% sales charge is what a Plans II
Inception (11/1/82)        10.04%              10 Years                  8.51             investor would pay over the life of a
  10 Years                  8.14                5 Years                 -5.11             15-year investment plan for the smallest
   5 Years                 -6.11                1 Year                  41.99             plan size, $50 per month; larger plans
   1 Year                  29.72                                                          carry lower sales charges as outlined in
                                             The performance data quoted represent        the prospectus.)
                                             past performance and cannot guarantee
                                             comparable future results; current               The performance of the fund and the
                                             performance may be lower or higher.          two investment plans will differ due to
                                             Please visit AIMinvestments.com/summit       different sales charge structures and
                                             for the most recent month-end                class expenses.
                                             performance.

                                                 Performance figures reflect
                                             reinvested distributions, changes in
                                             net asset value and the effect of the
                                             maximum sales charge unless otherwise
                                             stated. Investment return and principal
                                             value will fluctuate so that you may
                                             have a gain or loss when you sell
                                             shares.

                                                                                          [ARROW
                                                                                          BUTTON     For More Information Visit
                                                                                          IMAGE]           AIMinvestments.com

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2004
(Unaudited)

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-96.08%

ADVERTISING-1.19%

Interpublic Group of Cos., Inc. (The)(a)(b)    1,563,700   $   24,534,453
=========================================================================

AEROSPACE & DEFENSE-3.01%

Alliant Techsystems Inc.(a)(b)                   276,550       16,396,649
-------------------------------------------------------------------------
Engineered Support Systems, Inc.                 225,000       10,941,750
-------------------------------------------------------------------------
Lockheed Martin Corp.                            439,900       20,983,230
-------------------------------------------------------------------------
United Technologies Corp.                        160,000       13,801,600
=========================================================================
                                                               62,123,229
=========================================================================

APPAREL RETAIL-1.50%

Chico's FAS, Inc.(a)(b)                          215,000        8,756,950
-------------------------------------------------------------------------
Gap, Inc. (The)(b)                             1,003,600       22,089,236
=========================================================================
                                                               30,846,186
=========================================================================

APPLICATION SOFTWARE-1.02%

Amdocs Ltd. (United Kingdom)(a)                  443,800       11,782,890
-------------------------------------------------------------------------
Intuit Inc.(a)(b)                                220,000        9,343,400
=========================================================================
                                                               21,126,290
=========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.02%

Investors Financial Services Corp.               380,000       14,770,600
-------------------------------------------------------------------------
Janus Capital Group Inc.                         418,000        6,353,600
=========================================================================
                                                               21,124,200
=========================================================================

BIOTECHNOLOGY-2.52%

Amgen Inc.(a)                                    328,400       18,479,068
-------------------------------------------------------------------------
Gen-Probe Inc.(a)                                157,600        5,254,384
-------------------------------------------------------------------------
Genzyme Corp.(a)(b)                              192,700        8,394,012
-------------------------------------------------------------------------
Gilead Sciences, Inc.(a)(b)                      100,600        6,119,498
-------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)(b)                   223,000       13,660,980
=========================================================================
                                                               51,907,942
=========================================================================

COMMUNICATIONS EQUIPMENT-4.58%

Cisco Systems, Inc.(a)                           949,300       19,811,891
-------------------------------------------------------------------------
Corning Inc.(a)(b)                               475,000        5,239,250
-------------------------------------------------------------------------
Emulex Corp.(a)                                  325,900        5,432,753
-------------------------------------------------------------------------
Foundry Networks, Inc.(a)                        445,000        5,028,500
-------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                          850,000       11,908,500
-------------------------------------------------------------------------
Nortel Networks Corp. (Canada)(a)              1,000,000        3,740,000
-------------------------------------------------------------------------
QLogic Corp.(a)(b)                               165,000        4,453,350
-------------------------------------------------------------------------
QUALCOMM Inc.                                    226,100       14,122,206
-------------------------------------------------------------------------
Scientific-Atlanta, Inc.                         216,600        7,015,674
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
COMMUNICATIONS EQUIPMENT-(CONTINUED)

UTStarcom, Inc.(a)(b)                            675,000   $   17,786,250
=========================================================================
                                                               94,538,374
=========================================================================

COMPUTER & ELECTRONICS RETAIL-0.45%

RadioShack Corp.                                 300,000        9,228,000
=========================================================================

COMPUTER HARDWARE-1.49%

Dell Inc.(a)(c)                                  561,000       19,472,310
-------------------------------------------------------------------------
Hewlett-Packard Co.                              574,200       11,311,740
=========================================================================
                                                               30,784,050
=========================================================================

COMPUTER STORAGE & PERIPHERALS-1.70%

Avid Technology, Inc.(a)(b)                      130,000        6,236,100
-------------------------------------------------------------------------
SanDisk Corp.(a)(b)                              580,000       13,403,800
-------------------------------------------------------------------------
Storage Technology Corp.(a)                      238,600        6,268,022
-------------------------------------------------------------------------
Western Digital Corp.(a)                       1,142,200        9,228,976
=========================================================================
                                                               35,136,898
=========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-0.61%

Caterpillar Inc.                                  75,000        5,829,750
-------------------------------------------------------------------------
Deere & Co.                                      100,000        6,804,000
=========================================================================
                                                               12,633,750
=========================================================================

CONSUMER ELECTRONICS-1.33%

Harman International Industries, Inc.            180,000       13,653,000
-------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             514,880       13,803,933
=========================================================================
                                                               27,456,933
=========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.69%

Affiliated Computer Services, Inc.-Class
  A(a)(b)                                        209,000       10,136,500
-------------------------------------------------------------------------
Ceridian Corp.(a)(b)                           1,014,600       21,692,148
-------------------------------------------------------------------------
First Data Corp.                                 520,000       23,602,800
=========================================================================
                                                               55,431,448
=========================================================================

DEPARTMENT STORES-0.45%

May Department Stores Co. (The)                  300,000        9,240,000
=========================================================================

DIVERSIFIED BANKS-1.08%

Bank One Corp.                                   254,650       12,572,070
-------------------------------------------------------------------------
Wells Fargo & Co.                                172,600        9,744,996
=========================================================================
                                                               22,317,066
=========================================================================

DIVERSIFIED CAPITAL MARKETS-0.51%

J.P. Morgan Chase & Co.                          280,000       10,528,000
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

DIVERSIFIED COMMERCIAL SERVICES-1.85%

Apollo Group, Inc.-Class A(a)                    148,700   $   13,513,856
-------------------------------------------------------------------------
Career Education Corp.(a)(b)                     146,500        9,376,000
-------------------------------------------------------------------------
H&R Block, Inc.(b)                               339,000       15,292,290
=========================================================================
                                                               38,182,146
=========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.66%

Rockwell Automation, Inc.                        415,000       13,566,350
=========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.76%

Agilent Technologies, Inc.(a)                    170,000        4,591,700
-------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (South
  Korea)(a)                                       16,000        7,595,347
-------------------------------------------------------------------------
Waters Corp.(a)                                  560,000       24,164,000
=========================================================================
                                                               36,351,047
=========================================================================

ENVIRONMENTAL SERVICES-1.11%

Waste Management, Inc.                           806,000       22,890,400
=========================================================================

FOOD RETAIL-1.20%

Kroger Co. (The)(a)                            1,416,000       24,780,000
=========================================================================

FOOTWEAR-0.32%

NIKE, Inc.-Class B                                92,900        6,684,155
=========================================================================

GENERAL MERCHANDISE STORES-1.07%

Dollar Tree Stores, Inc.(a)                      143,900        3,878,105
-------------------------------------------------------------------------
Target Corp.                                     421,000       18,258,770
=========================================================================
                                                               22,136,875
=========================================================================

HEALTH CARE DISTRIBUTORS-2.62%

Cardinal Health, Inc.                            333,000       24,392,250
-------------------------------------------------------------------------
Henry Schein, Inc.(a)(b)                         161,200       11,359,764
-------------------------------------------------------------------------
McKesson Corp.                                   555,000       18,237,300
=========================================================================
                                                               53,989,314
=========================================================================

HEALTH CARE EQUIPMENT-3.47%

Becton, Dickinson & Co.(b)                       287,100       14,512,905
-------------------------------------------------------------------------
Biomet, Inc.(b)                                  242,600        9,582,700
-------------------------------------------------------------------------
Boston Scientific Corp.(a)                       459,600       18,930,924
-------------------------------------------------------------------------
Guidant Corp.                                     95,100        5,992,251
-------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                        118,600        9,044,436
-------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                         167,900       13,406,815
=========================================================================
                                                               71,470,031
=========================================================================

HEALTH CARE FACILITIES-1.09%

HCA Inc.                                         398,800       16,203,244
-------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)(b)                                     175,000        6,338,500
=========================================================================
                                                               22,541,744
=========================================================================

HEALTH CARE SERVICES-1.90%

Express Scripts, Inc.(a)(b)                      253,200       19,582,488
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
HEALTH CARE SERVICES-(CONTINUED)

IMS Health Inc.                                  774,000   $   19,543,500
=========================================================================
                                                               39,125,988
=========================================================================

HOME IMPROVEMENT RETAIL-1.39%

Lowe's Cos., Inc.                                550,000       28,633,000
=========================================================================

HOMEBUILDING-0.95%

Centex Corp.                                     110,300        5,288,885
-------------------------------------------------------------------------
D.R. Horton, Inc.                                229,000        6,595,200
-------------------------------------------------------------------------
Ryland Group, Inc. (The)                          98,200        7,752,890
=========================================================================
                                                               19,636,975
=========================================================================

HOUSEHOLD APPLIANCES-0.67%

Black & Decker Corp. (The)                       239,100       13,831,935
=========================================================================

HOUSEHOLD PRODUCTS-0.80%

Clorox Co. (The)                                 136,000        7,042,080
-------------------------------------------------------------------------
Procter & Gamble Co. (The)                        90,000        9,517,500
=========================================================================
                                                               16,559,580
=========================================================================

HYPERMARKETS & SUPER CENTERS-0.88%

Wal-Mart Stores, Inc.                            320,000       18,240,000
=========================================================================

INDUSTRIAL CONGLOMERATES-2.80%

3M Co.(b)                                         80,800        6,987,584
-------------------------------------------------------------------------
General Electric Co.                             485,500       14,540,725
-------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)              1,316,000       36,124,200
=========================================================================
                                                               57,652,509
=========================================================================

INDUSTRIAL MACHINERY-0.42%

Parker Hannifin Corp.                            156,000        8,625,240
=========================================================================

INSURANCE BROKERS-0.62%

Marsh & McLennan Cos., Inc.(b)                   281,300       12,686,630
=========================================================================

INTEGRATED OIL & GAS-1.42%

Exxon Mobil Corp.                                330,000       14,041,500
-------------------------------------------------------------------------
Occidental Petroleum Corp.                       321,000       15,151,200
=========================================================================
                                                               29,192,700
=========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.23%

BellSouth Corp.                                  185,000        4,774,850
=========================================================================

INTERNET SOFTWARE & SERVICES-0.35%

United Online, Inc.(a)(b)                        435,000        7,221,000
=========================================================================

INVESTMENT BANKING & BROKERAGE-3.54%

Goldman Sachs Group, Inc. (The)                  162,500       15,721,875
-------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                    375,800       27,583,720
-------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        282,500       15,319,975
-------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE-(CONTINUED)

Morgan Stanley                                   279,000   $   14,337,810
=========================================================================
                                                               72,963,380
=========================================================================

LEISURE PRODUCTS-0.23%

Mattel, Inc.                                     279,000        4,731,840
=========================================================================

MANAGED HEALTH CARE-4.09%

Aetna Inc.                                       260,000       21,515,000
-------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                    367,800       15,388,752
-------------------------------------------------------------------------
UnitedHealth Group Inc.                          438,400       26,952,832
-------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                183,800       20,528,622
=========================================================================
                                                               84,385,206
=========================================================================

MOTORCYCLE MANUFACTURERS-0.53%

Harley-Davidson, Inc.                            195,000       10,982,400
=========================================================================

MOVIES & ENTERTAINMENT-1.03%

Walt Disney Co. (The)                            920,000       21,187,600
=========================================================================

OIL & GAS DRILLING-1.32%

ENSCO International Inc.                         378,900       10,370,493
-------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)              77,500        3,437,900
-------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)              481,536       13,372,255
=========================================================================
                                                               27,180,648
=========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.14%

BJ Services Co.(a)                                96,400        4,289,800
-------------------------------------------------------------------------
Halliburton Co.                                  280,000        8,344,000
-------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)      252,000       10,956,960
=========================================================================
                                                               23,590,760
=========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.79%

Apache Corp.                                     512,350       21,452,094
-------------------------------------------------------------------------
Burlington Resources Inc.                        229,600       15,445,192
=========================================================================
                                                               36,897,286
=========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.18%

Citigroup Inc.                                   506,666       24,365,568
=========================================================================

PERSONAL PRODUCTS-1.34%

Avon Products, Inc.                              139,300       11,701,200
-------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A             348,500       15,929,935
=========================================================================
                                                               27,631,135
=========================================================================

PHARMACEUTICALS-5.99%

Allergan, Inc.                                    85,000        7,484,250
-------------------------------------------------------------------------
Aventis S.A. (France)(a)(b)(d)                   242,000       18,319,879
-------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      76,000        4,900,480
-------------------------------------------------------------------------
Johnson & Johnson(b)                             348,300       18,818,649
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                               MARKET
                                                SHARES         VALUE
PHARMACEUTICALS-(CONTINUED)

Lilly (Eli) & Co.                                128,600   $    9,491,966
-------------------------------------------------------------------------
Pfizer Inc.                                    1,039,300       37,165,368
-------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                       236,500       14,558,940
-------------------------------------------------------------------------
Wyeth                                            338,000       12,867,660
=========================================================================
                                                              123,607,192
=========================================================================

PROPERTY & CASUALTY INSURANCE-0.99%

ACE Ltd. (Cayman Islands)                        465,000       20,385,600
=========================================================================

REINSURANCE-2.22%

Endurance Specialty Holdings Ltd. (Bermuda)      179,400        6,020,664
-------------------------------------------------------------------------
Everest Re Group, Ltd. (Bermuda)                  60,000        5,110,800
-------------------------------------------------------------------------
IPC Holdings, Ltd. (Bermuda)                     250,000        9,200,000
-------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)(b)                                   160,000        5,116,800
-------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)            384,800       20,275,112
=========================================================================
                                                               45,723,376
=========================================================================

RESTAURANTS-0.41%

McDonald's Corp.                                 312,800        8,517,544
=========================================================================

SEMICONDUCTOR EQUIPMENT-1.22%

Lam Research Corp.(a)(b)                         312,800        6,925,392
-------------------------------------------------------------------------
Novellus Systems, Inc.(a)                        626,000       18,128,960
=========================================================================
                                                               25,054,352
=========================================================================

SEMICONDUCTORS-2.85%

Analog Devices, Inc.                             326,900       13,925,940
-------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                        159,200        6,011,392
-------------------------------------------------------------------------
Intel Corp.                                      515,000       13,250,950
-------------------------------------------------------------------------
Marvell Technology Group Ltd. (Bermuda)(a)       130,000        5,034,900
-------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)(b)              365,000        8,140,230
-------------------------------------------------------------------------
Texas Instruments Inc.                           490,300       12,306,530
=========================================================================
                                                               58,669,942
=========================================================================

SPECIALIZED FINANCE-0.99%

Moody's Corp.                                    315,000       20,320,650
=========================================================================

SPECIALTY STORES-3.74%

Advance Auto Parts, Inc.(a)                      256,400       11,063,660
-------------------------------------------------------------------------
AutoZone, Inc.(a)(b)                              73,600        6,445,152
-------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                        575,400       21,358,848
-------------------------------------------------------------------------
Blockbuster Inc.-Class A(b)                      312,500        5,171,875
-------------------------------------------------------------------------
PETsMART, Inc.                                   215,000        5,955,500
-------------------------------------------------------------------------
Staples, Inc.                                    388,900       10,018,064
-------------------------------------------------------------------------
Tiffany & Co.                                    270,900       10,565,100
-------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                         201,400        6,541,472
=========================================================================
                                                               77,119,671
=========================================================================

SYSTEMS SOFTWARE-5.57%

Adobe Systems Inc.                               267,800       11,070,852
-------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
SYSTEMS SOFTWARE-(CONTINUED)

Computer Associates International, Inc.(b)     1,245,300   $   33,386,493
-------------------------------------------------------------------------
Microsoft Corp.                                1,545,800       40,144,426
-------------------------------------------------------------------------
Oracle Corp.(a)                                1,805,400       20,256,588
-------------------------------------------------------------------------
Symantec Corp.(a)(b)                             220,600        9,938,030
=========================================================================
                                                              114,796,389
=========================================================================

TECHNOLOGY DISTRIBUTORS-0.36%

Ingram Micro, Inc.-Class A(a)                    615,900        7,360,005
=========================================================================

THRIFTS & MORTGAGE FINANCE-1.99%

Doral Financial Corp. (Puerto Rico)              293,550        9,625,505
-------------------------------------------------------------------------
Fannie Mae                                       324,000       22,265,280
-------------------------------------------------------------------------
MGIC Investment Corp.(b)                         125,000        9,202,500
=========================================================================
                                                               41,093,285
=========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.83%

Nextel Communications, Inc.-Class A(a)(b)(c)     715,100       17,062,286
=========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,627,129,645)                       1,981,355,403
=========================================================================


                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE
------------------------------------------------------------------------------------------
PUT OPTIONS PURCHASED-0.02%

Dell Inc. (Computer Hardware)                    2,500      $32.50      May-04      50,000
------------------------------------------------------------------------------------------
Nextel Communications, Inc.- Class A
  (Wireless Telecommunication Services)          2,800       25.00      May-04     434,000
==========================================================================================
    Total Put Options Purchased (Cost
      $522,100)                                                                    484,000
==========================================================================================

------------------------------------------------------------------------------------------
                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE


                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
MONEY MARKET FUNDS-4.06%

Liquid Assets Portfolio-Institutional
  Class(e)                                      41,903,215   $   41,903,215
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)     41,903,215       41,903,215
===========================================================================
    Total Money Market Funds (Cost
      $83,806,430)                                               83,806,430
===========================================================================
TOTAL INVESTMENTS-100.16% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,711,458,175)                                             2,065,645,833
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-10.12%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  104,309,481      104,309,481
===========================================================================
STIC Prime Portfolio-Institutional
  Class(e)(f)                                  104,309,481      104,309,481
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $208,618,962)                                       208,618,962
===========================================================================
TOTAL INVESTMENTS-110.28% (Cost
  $1,920,077,137)                                             2,274,264,795
===========================================================================
OTHER ASSETS LESS LIABILITIES-(10.28%)                         (212,022,924)
===========================================================================
NET ASSETS-100.00%                                           $2,062,241,871
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(c) A portion of this security is subject to call options written. See Note 1 section G and Note 8.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees. The market value of this security represented 0.81% of the Fund's total investments. See Note 1A.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004
(Unaudited)

ASSETS:

Investments, at market value (cost
  $1,627,651,745)*                            $1,981,839,403
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $292,425,392)                            292,425,392
============================================================
    Total investments (cost $1,920,077,137)    2,274,264,795
------------------------------------------------------------
Receivables for:
  Investments sold                                35,844,077
------------------------------------------------------------
  Fund shares sold                                    92,223
------------------------------------------------------------
  Dividends                                          935,280
------------------------------------------------------------
Investment for deferred compensation and
  retirement plans                                   120,879
------------------------------------------------------------
Other assets                                          32,879
============================================================
    Total assets                               2,311,290,133
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           38,814,272
------------------------------------------------------------
  Fund shares reacquired                             181,508
------------------------------------------------------------
  Options written, at market value (premiums
    received $541,524)                               112,250
------------------------------------------------------------
  Deferred compensation and retirement plans         200,086
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       208,618,962
------------------------------------------------------------
Accrued distribution fees                            255,254
------------------------------------------------------------
Accrued trustees' fees                                 2,451
------------------------------------------------------------
Accrued transfer agent fees                          622,951
------------------------------------------------------------
Accrued operating expenses                           240,528
============================================================
    Total liabilities                            249,048,262
============================================================
Net assets applicable to shares outstanding   $2,062,241,871
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,484,493,041
------------------------------------------------------------
Undistributed net investment income (loss)        (1,999,653)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (774,868,450)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      354,616,933
============================================================
                                              $2,062,241,871
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Outstanding                                      210,041,682
============================================================
  Net asset value and redemption price per
    share                                     $         9.82
____________________________________________________________
============================================================

* At April 30, 2004, securities with an aggregate market value of $187,824,190 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2004
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $106,164)        $  7,469,091
--------------------------------------------------------------------------
Dividends from affiliated money market funds*                      634,623
==========================================================================
    Total investment income                                      8,103,714
==========================================================================

EXPENSES:

Advisory fees                                                    6,534,459
--------------------------------------------------------------------------
Administrative services fees                                       208,309
--------------------------------------------------------------------------
Custodian fees                                                     106,441
--------------------------------------------------------------------------
Distribution fees                                                3,085,819
--------------------------------------------------------------------------
Transfer agent fees                                              1,610,947
--------------------------------------------------------------------------
Trustees' fees                                                      19,494
--------------------------------------------------------------------------
Other                                                              313,436
==========================================================================
    Total expenses                                              11,878,905
==========================================================================
Less: Fees waived and expense offset arrangements               (1,940,571)
==========================================================================
    Net expenses                                                 9,938,334
==========================================================================
Net investment income (loss)                                    (1,834,620)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities                                         63,857,966
--------------------------------------------------------------------------
  Foreign currencies                                                 5,493
--------------------------------------------------------------------------
  Option contracts written                                       1,049,875
==========================================================================
                                                                64,913,334
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         68,257,235
--------------------------------------------------------------------------
  Foreign currencies                                                (2,605)
--------------------------------------------------------------------------
  Option contracts written                                         429,274
==========================================================================
                                                                68,683,904
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             133,597,238
==========================================================================
Net increase in net assets resulting from operations          $131,762,618
__________________________________________________________________________
==========================================================================

* Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2004 and the year ended October 31, 2003 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2004              2003
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (1,834,620)   $   (2,897,829)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                       64,913,334       (81,862,260)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, foreign currencies and option contracts           68,683,904       458,823,961
==============================================================================================
    Net increase in net assets resulting from operations         131,762,618       374,063,872
==============================================================================================
Share transactions-net                                            16,524,874        83,975,630
==============================================================================================
  Net increase in net assets                                     148,287,492       458,039,502
==============================================================================================

NET ASSETS:

  Beginning of period                                          1,913,954,379     1,455,914,877
==============================================================================================
  End of period (including undistributed net investment
    income (loss) of $(1,999,653) and $(165,033) for 2004
    and 2003, respectively)                                   $2,062,241,871    $1,913,954,379
______________________________________________________________________________________________
==============================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is organized as a Delaware statutory trust ("Trust") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently offers one series of shares ("Fund Shares").

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, the Fund's officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $10 million of the Fund's average daily net assets, plus 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). During the six months ended April 30, 2004, AIM waived fees of $10,702.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2004, AIM was paid $208,309 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2004, AISI retained $4,401 for such services.

    The Fund has entered into a Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Fund Shares (the "Distribution Plan"). The Fund, pursuant to the Distribution Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets. Of this amount, the Fund may pay a service fee up to 0.25% of the average daily net assets to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Shares of the Fund. Any amounts not paid as a service fee under the Distribution Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive 0.20% of Rule 12b-1 plan fees on shares held through AIM Summit Investor Plans I ("Plans I"). As a result of this waiver, Distribution Plan fees are accrued at the annual rate of 0.30% of the average daily net assets with respect to Fund Shares, except with respect to Fund Shares held through Plans I; Distribution Plan fees accrue at an annual rate of 0.10% of the average daily net assets with respect to those shares. Accruing fees at two different rates resulted in a blended rate of 0.11% of the average daily net assets of the Fund as of April 30, 2004. Pursuant to the Distribution Plan, for the six months ended April 30, 2004, the Fund paid $1,156,046 after AIM Distributors waived Plan fees of $1,929,773.

    Substantially all shares of the Fund are held on record by State Street Bank and Trust Company as custodian for AIM Summit Investors Plans I and AIM Summit Investors Plans II, each a unit investment trust that is sponsored by AIM Distributors.

    Certain officers and trustees of the Fund are officers of AIM, AISI and/or AIM Distributors.


NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day's balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day's available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                          UNREALIZED
                     MARKET VALUE      PURCHASES         PROCEEDS        APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                   10/31/03         AT COST         FROM SALES      (DEPRECIATION)      04/30/04       INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class              $ 52,182,716     $ 81,430,642    $ (91,710,143)       $    --        $41,903,215     $219,786       $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                52,182,716       81,430,642      (91,710,143)            --         41,903,215      216,111            --
==================================================================================================================================
  Subtotal           $104,365,432     $162,861,284    $(183,420,286)       $    --        $83,806,430     $435,897       $    --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                     MARKET VALUE      PURCHASES         PROCEEDS       (DEPRECIATION)    MARKET VALUE    DIVIDEND      REALIZED
FUND                   10/31/03         AT COST         FROM SALES       APPRECIATION       04/30/04       INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class              $138,289,797     $151,619,151    $(185,599,467)       $    --        $104,309,481    $100,443       $    --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class               138,289,798      146,332,687     (180,313,004)            --        104,309,481       98,283            --
==================================================================================================================================
  Subtotal            276,579,595      297,951,838     (365,912,471)            --        208,618,962      198,726            --
==================================================================================================================================
  Total              $380,945,027     $460,813,122    $(549,332,757)       $    --        $292,425,392    $634,623       $    --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of fees paid to security lending counterparties of $1,046,981.

NOTE 4--EXPENSE OFFSET ARRANGEMENTS

Indirect expenses under expense offset arrangements are comprised of transfer agency credits resulting from balances in Demand Deposit Accounts (DDA) used by the transfer agency for clearing shareholder transactions. For the six months ended April 30, 2004, the Fund received reductions in transfer agency fees from AISI (an affiliate of AIM) of $96 under an expense offset arrangement, which resulted in a reduction of the Fund's total expenses of $96.

NOTE 5--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

    Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2004, the Fund paid legal fees of $5,456 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 6--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2004, securities with an aggregate value of $187,824,190 were on loan to brokers. The loans were secured by cash collateral of $208,618,962 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $198,726 for securities lending transactions.

NOTE 8--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of period                      --      $        --
------------------------------------------------------------
Written                              14,874        2,831,096
------------------------------------------------------------
Closed                               (4,399)        (624,647)
------------------------------------------------------------
Exercised                            (5,425)      (1,154,899)
------------------------------------------------------------
Expired                              (2,150)        (510,026)
============================================================
End of period                         2,900      $   541,524
____________________________________________________________
============================================================

                                             OPEN CALL OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                       APRIL 30,
                                                                                                          2004
                                            CONTRACT        STRIKE       NUMBER OF       PREMIUMS        MARKET       UNREALIZED
                                             MONTH          PRICE        CONTRACTS       RECEIVED        VALUE       APPRECIATION
---------------------------------------------------------------------------------------------------------------------------------
Issue
Dell Inc.                                    May-04         $35.0          1,500         $321,735       $108,750       $212,985
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.-Class A          May-04          30.0          1,400          219,789          3,500        216,289
=================================================================================================================================
                                                                           2,900         $541,524       $112,250       $429,274
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

    The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

                                            CAPITAL LOSS
EXPIRATION                                  CARRYFORWARD*
---------------------------------------------------------
October 31, 2009                            $519,359,062
---------------------------------------------------------
October 31, 2010                             234,675,436
---------------------------------------------------------
October 31, 2011                              79,134,508
=========================================================
Total capital loss carryforward             $833,169,006
_________________________________________________________
=========================================================
* Any capital loss carryforward listed is reduced for
  limitations, if any, to the extent required by the
  Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $341,003,939 and $290,789,083, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $405,466,818
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (57,836,025)
===========================================================
Net unrealized appreciation of investment
  securities                                   $347,630,793
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $1,926,634,002.


NOTE 11--SHARE INFORMATION

The Fund currently offers one series of shares.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2004               OCTOBER 31, 2003
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold                                                           8,356,635    $ 83,049,745     22,477,003    $175,337,433
-----------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (6,634,021)    (66,524,871)   (11,594,785)    (91,361,803)
=======================================================================================================================
                                                               1,722,614    $ 16,524,874     10,882,218    $ 83,975,630
_______________________________________________________________________________________________________________________
=======================================================================================================================

FUND


NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                          SIX MONTHS
                                             ENDED                                YEAR ENDED OCTOBER 31,
                                           APRIL 30,        ------------------------------------------------------------------
                                             2004              2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     9.19       $     7.37    $     9.35    $    22.82    $    20.17    $    14.96
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  (0.01)           (0.01)        (0.03)        (0.03)(a)      (0.03)       (0.00)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                     0.64             1.83         (1.95)        (9.57)         5.85          6.16
==============================================================================================================================
    Total from investment operations             0.63             1.82         (1.98)        (9.60)         5.82          6.16
==============================================================================================================================
Less distributions:
  Dividends from net investment income             --               --            --            --            --         (0.04)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            --               --            --         (3.87)        (3.17)        (0.91)
==============================================================================================================================
    Total distributions                            --               --            --         (3.87)        (3.17)        (0.95)
==============================================================================================================================
Net asset value, end of period             $     9.82       $     9.19    $     7.37    $     9.35    $    22.82    $    20.17
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                  6.86%           24.69%       (21.18)%      (49.53)%       31.12%        42.79%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $2,062,242       $1,913,954    $1,455,915    $1,755,447    $3,412,609    $2,624,615
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                               0.97%(c)         0.99%         1.00%         0.89%         0.72%         0.67%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                            1.15%(c)         1.18%         1.19%         1.09%         0.78%         0.67%
==============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            (0.18)%(c)       (0.18)%       (0.30)%       (0.20)%       (0.11)%       (0.01)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate(d)                         15%              61%          101%          106%           98%           92%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,068,516,135.
(d)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM"), is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("IFG"), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. ("IVIF") on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

  The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of "market timing" and "late trading." Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

  On December 2, 2003 each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. ("AIM Management"), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

  The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor ("DOL"), the NASD, Inc. ("NASD"), the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

  AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney's Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney's Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

  AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM's and IFG's policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

  For the period ended April 30, 2004, AMVESCAP has assumed $79,521 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

  There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. ("IINA") and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a "registered investment company"), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

Private Actions Alleging Market Timing

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to:
(i) violation of various provisions of the Federal and state securities laws;
(ii) violation of various provisions of the Employee Retirement Income Security Act ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys' and experts' fees.

  IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the "Panel") has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the

District of Maryland in accordance with the Panel's directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

  Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. ("AIM Distributors") and INVESCO Distributors, Inc. ("INVESCO Distributors")) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds' advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys' and experts' fees.

  Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys' fees and costs.

  Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

  As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                         OFFICE OF THE FUND
Bob R. Baker               Robert H. Graham                 11 Greenway Plaza
Frank S. Bayley            Chairman and President           Suite 100
James T. Bunch                                              Houston, TX 77046-1173
Bruce L. Crockett          Mark H. Williamson
Albert R. Dowden           Executive Vice President         INVESTMENT ADVISOR
Edward K. Dunn Jr.                                          A I M Advisors, Inc.
Jack M. Fields             Kevin M. Carome                  11 Greenway Plaza
Carl Frischling            Senior Vice President,           Suite 100
Robert H. Graham            Secretary and Chief Legal       Houston, TX 77046-1173
Gerald J. Lewis             Officer
Prema Mathai-Davis                                          TRANSFER AGENT
Lewis F. Pennock           Stuart W. Coco                   AIM Investment Services, Inc.
Ruth H. Quigley            Vice President                   P.O. Box 4739
Louis S. Sklar                                              Houston, TX 77210-4739
Larry Soll, Ph.D.          Melville B. Cox
Mark H. Williamson         Vice President                   CUSTODIAN
                                                            State Street Bank and Trust Company
                           Sidney M. Dilgren                225 Franklin Street
                           Vice President and Treasurer     Boston, MA 02110-2801

                           Karen Dunn Kelley                COUNSEL TO THE FUND
                           Vice President                   Ballard Spahr
                                                            Andrews & Ingersoll, LLP
                           Edgar M. Larsen                  1735 Market Street
                           Vice President                   Philadelphia, PA 19103-7599

                                                            COUNSEL TO THE TRUSTEES
                                                            Kramer, Levin, Naftalis & Frankel LLP
                                                            919 Third Avenue
                                                            New York, NY 10022-3852

                                                            DISTRIBUTOR
                                                            A I M Distributors, Inc.
                                                            11 Greenway Plaza
                                                            Suite 100
                                                            Houston, TX 77046-1173

                           AIMinvestments.com/summit                   SUM-SAR-1




YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                               --Servicemark--





 IF USED AFTER JULY 20, 2004, THIS REPORT MUST BE ACCOMPANIED BY THE AIM SUMMIT
    INVESTORS PLANS PERFORMANCE AND COMMENTARY FOR THE MOST RECENT CALENDAR
                                  QUARTER-END.

ITEM 2.   CODE OF ETHICS.

          Not applicable for semi-annual reports.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semi-annual reports.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semi-annual reports.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The Registrant adopted Shareholder Communication Procedures (the "Procedures") on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of the amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the

          Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant of Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

11(a)(1)  Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company
          Act of 1940.

11(a)(3)  Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Registrant:    AIM Summit Fund
               ---------------------------------------



By:            /s/ ROBERT H. GRAHAM
               ---------------------------------------
               Robert H. Graham
               Principal Executive Officer


Date:          July 2, 2004
               ---------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:            /s/ ROBERT H. GRAHAM
               ---------------------------------------
               Robert H. Graham
               Principal Executive Officer


Date:          July 2, 2004
               ---------------------------------------




By:            /s/ SIDNEY M. DILGREN
               ---------------------------------------
               Sidney M. Dilgren
               Principal Financial Officer



Date:          July 2, 2004
               ---------------------------------------

Semi-annual


                                  EXHIBIT INDEX


11(a)(1)      Not applicable for semi-annual reports.

11(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)      Not applicable.

11(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.